Intangible Assets - Schedule of Composition of Intangible Assets (Details) - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Intangible assets	R$ 18,547	R$ 16,806	R$ 15,249	R$ 14,621
Temporary Easements Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	7	7	8	9
Onerous Concession [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	3	3	4	4
Assets of Concession [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	17,231	15,828	14,284	13,555
Assets of Concession GSF [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	625	564	697	832
Other Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	233	84	60	15
Useful Life Defined Intangible Asset [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	18,099	16,486	R$ 15,053	R$ 14,415
Intangible Assets Under Developments [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	448	320
Historical Cost [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	31,780	29,148
Historical Cost [Member] | Temporary Easements Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	15	15
Historical Cost [Member] | Onerous Concession [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	14	14
Historical Cost [Member] | Assets of Concession [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	29,740	27,594
Historical Cost [Member] | Assets of Concession GSF [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	1,230	1,031
Historical Cost [Member] | Other Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	333	174
Historical Cost [Member] | Useful Life Defined Intangible Asset [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	31,332	28,828
Historical Cost [Member] | Intangible Assets Under Developments [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	448	320
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets	(13,233)	(12,342)
Accumulated depreciation and amortisation [member] | Temporary Easements Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	(8)	(8)
Accumulated depreciation and amortisation [member] | Onerous Concession [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	(11)	(11)
Accumulated depreciation and amortisation [member] | Assets of Concession [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	(12,509)	(11,766)
Accumulated depreciation and amortisation [member] | Assets of Concession GSF [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	(605)	(467)
Accumulated depreciation and amortisation [member] | Other Intangible Assets [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	(100)	(90)
Accumulated depreciation and amortisation [member] | Useful Life Defined Intangible Asset [Member]
IfrsStatementLineItems [Line Items]
Intangible assets	(13,233)	(12,342)
Accumulated depreciation and amortisation [member] | Intangible Assets Under Developments [Member]
IfrsStatementLineItems [Line Items]
Intangible assets